Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated:

	2014	2015	2016
Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$(13,998)	$(13,401)	$9,751
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$567	$596	$381

Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$(13,431)	$(12,805)	$10,132

Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:

Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193

Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$(0.02)	$(0.02)	$0.01
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	0.00	0.00	0.00

Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$(0.02)	$(0.02)	$0.01